INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about intangible assets [abstract]
INTANGIBLE ASSETS, NET
NOTE 10:-	INTANGIBLE ASSETS, NET

Balance as of December 31, 2017

License and Knowhow
Cost
Balance as of January 1, 2017	1,496
Additions	30
Balance as of December 31, 2017	1,526

Accumulated Amortization
Balance as of January 1, 2017	723
Additions	168
Balance as of December 31, 2017	891

Amortized cost
Balance as of December 31, 2017	635

Balance as of December 31, 2016

License and Knowhow
Cost
Balance as of January 1, 2016	1,466
Additions	30
Balance as of December 31, 2016	1,496

Accumulated Amortization
Balance as of January 1, 2016	570
Additions	153
Balance as of December 31, 2016	723

Amortized cost
Balance as of December 31, 2016	773

Intangible assets include exclusive licenses to use patents, know-how and intellectual property for the development, manufacturing and marketing of products related to burn treatments and other products in the field of wound care. These licenses were purchased from third parties and from one of the Company's shareholders (see Note 15c).